HIRE PURCHASE (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 20, 2025	Aug. 03, 2021	Apr. 30, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Acquisition of motor vehicle			$ 69,148
Hire purchase loan amount			$ 36,006
Hire purchase loan, term			36 months
Hire purchase loan, interest rate			1.88%
Hire purchase loan, first installment date			Jun. 05, 2021
Hire purchase loan, frequency of installment			monthly
Monthly installment			$ 1,063
[us-gaap:RepaymentsOfLongTermDebt]					$ 4,789
[us-gaap:LongTermDebt-0]					$ 0
Number of shares issued		837,300
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued, value		$ 837,300		$ 327,600
Shares issued price per share		$ 1.00
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued	364,000
Common stock, par value	$ 0.0001
Number of shares issued, value	$ 327,600
Shares issued price per share	$ 0.90